Document and Entity Information	12 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	Skillful Craftsman Education Technology Ltd
Entity Central Index Key	0001782309
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false